UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08886

DWS Equity Partners Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Equity Partners Fund

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 1.9%
Distributors 1.1%
Genuine Parts Co. (a)	38,600	1,637,411
Media 0.8%
Gannett Co., Inc. (a)	69,800	1,241,742
Consumer Staples 8.7%
Beverages 1.1%
Dr. Pepper Snapple Group, Inc.*	66,300	1,638,273
Food & Staples Retailing 2.0%
CVS Caremark Corp.	80,300	2,938,980

Food Products 2.7%
General Mills, Inc.	29,700	1,965,546
Kraft Foods, Inc. "A"	68,000	2,142,680

		4,108,226
Tobacco 2.9%
Philip Morris International, Inc.	50,080	2,689,296
Reynolds American, Inc.	31,900	1,690,062

		4,379,358
Energy 23.5%
Energy Equipment & Services 8.6%
ENSCO International, Inc. (a)	34,100	2,311,298
Halliburton Co. (a)	87,600	3,849,144
Noble Corp.	58,300	2,931,907
Transocean, Inc.*	14,500	1,844,400
Weatherford International Ltd.*	48,600	1,874,988

		12,811,737
Oil, Gas & Consumable Fuels 14.9%
Cameco Corp.	65,500	1,970,240
Chevron Corp.	20,100	1,735,032
ConocoPhillips	17,300	1,427,423
Devon Energy Corp.	23,800	2,428,790
Hess Corp.	23,500	2,460,685
Nexen, Inc.	68,500	2,141,995
Noble Energy, Inc.	33,100	2,374,263
Occidental Petroleum Corp.	34,600	2,745,856
Suncor Energy, Inc.	67,600	3,842,384
Talisman Energy, Inc.	69,500	1,222,505

		22,349,173
Financials 16.7%
Capital Markets 1.3%
Charles Schwab Corp.	44,100	1,057,959
Morgan Stanley	20,500	837,015

		1,894,974
Commercial Banks 2.9%
BB&T Corp. (a)	46,400	1,392,000
Canadian Imperial Bank of Commerce	30,400	1,828,560
Synovus Financial Corp. (a)	125,200	1,151,840

		4,372,400
Diversified Financial Services 0.6%
The Nasdaq OMX Group, Inc.* (a)	26,800	876,092
Insurance 11.3%
ACE Ltd.	32,100	1,688,781
Alleghany Corp.* (a)	2,300	736,000
Allstate Corp.	34,700	1,566,011
Berkshire Hathaway, Inc. "B"*	880	3,433,760
Cincinnati Financial Corp. (a)	26,800	794,352
Fidelity National Financial, Inc. "A" (a)	62,400	875,472
Genworth Financial, Inc. "A"	73,600	1,181,280
Loews Corp.	42,700	1,854,461
MetLife, Inc. (a)	38,700	2,097,540
Odyssey Re Holdings Corp. (a)	22,300	842,048
The Travelers Companies, Inc.	19,600	865,536

Unum Group	35,600	904,596

		16,839,837
Thrifts & Mortgage Finance 0.6%
Capitol Federal Financial (a)	20,500	896,260
Health Care 10.7%
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	27,500	1,863,400
Health Care Providers & Services 1.1%
WellPoint, Inc.*	31,890	1,683,473
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.*	34,200	2,071,152
Pharmaceuticals 6.9%
Abbott Laboratories	28,900	1,659,727
Merck & Co., Inc.	51,400	1,833,438
Pfizer, Inc.	179,500	3,430,245
Teva Pharmaceutical Industries Ltd. (ADR)	33,700	1,595,358
Wyeth	42,500	1,839,400

		10,358,168
Industrials 10.1%
Aerospace & Defense 4.1%
Honeywell International, Inc.	46,300	2,322,871
Raytheon Co.	31,700	1,901,683
United Technologies Corp.	29,000	1,902,110

		6,126,664
Industrial Conglomerates 2.9%
General Electric Co.	153,800	4,321,780
Machinery 3.1%
Dover Corp.	46,600	2,301,108
Parker Hannifin Corp. (a)	36,000	2,306,520

		4,607,628
Information Technology 7.6%
Communications Equipment 1.4%
Brocade Communications Systems, Inc.*	288,000	2,136,960
Computers & Peripherals 4.2%
Hewlett-Packard Co.	66,200	3,106,104
International Business Machines Corp.	26,520	3,228,280

		6,334,384
IT Services 0.5%
MasterCard, Inc. "A" (a)	3,010	730,075
Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	221,533	2,151,088
Materials 5.8%
Chemicals 4.3%
Agrium, Inc.	19,300	1,626,990
Air Products & Chemicals, Inc.	29,400	2,700,390
Praxair, Inc.	24,000	2,156,160

		6,483,540
Containers & Packaging 1.5%
Sonoco Products Co.	63,400	2,191,104

Telecommunication Services 3.2%
Diversified Telecommunication Services
AT&T, Inc.	101,000	3,230,990
BCE, Inc.	41,600	1,573,728

		4,804,718
Utilities 11.0%
Electric Utilities 8.8%
Duke Energy Corp.	110,300	1,923,632
Entergy Corp.	19,900	2,057,461
Exelon Corp.	48,700	3,699,252
FirstEnergy Corp.	39,700	2,883,808
FPL Group, Inc. (a)	44,100	2,648,646

		13,212,799
Multi-Utilities 2.2%
PG&E Corp. (a)	79,500	3,285,735

Total Common Stocks (Cost $136,314,840)		148,347,131
Securities Lending Collateral 16.4%
Daily Assets Fund Institutional, 2.65% (b) (c) (Cost $24,573,189)	24,573,189	24,573,189
Cash Equivalents 1.7%
Cash Management QP Trust, 2.44% (b) (Cost $2,488,335)	2,488,335	2,488,335
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $163,376,364) †	117.3	175,408,655
Other Assets and Liabilities, Net	(17.3)	(25,856,150)

Net Assets	100.0	149,552,505

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $163,437,831. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $11,970,824. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,581,029 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,610,205.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $23,814,041 which is 15.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 175,408,655
Level 2	-
Level 3	-
Total	$ 175,408,655

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008